DIRECT COMMERCIAL PROPERTY EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Direct operating expense from investment property [abstract]
Schedule of Detailed Information About Direct Commercial Property Expense
The components of direct commercial property expense are as follows:

(US$ Millions) Years ended Dec. 31,	2025	2024	2023
Property maintenance	$724	$879	$867
Real estate taxes	546	637	644
Employee compensation and benefits	141	199	195
Depreciation and amortization	31	54	50
Lease expense(1)	17	19	18
Other(2)	435	593	562
Total direct commercial property expense	$1,894	$2,381	$2,336
(1)Represents the operating expenses relating to variable lease payments not included in the measurement of the lease liability.
(2)For the twelve months ended December 31, 2025, the partnership recorded a loss allowance of $24 million (loss allowance of $40 million in 2024 and loss allowance of $17 million in 2023) in commercial property operating expenses.